DERIVATIVE WARRANTS LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Warrants Liabilities
SCHEDULE OF DERIVATIVE WARRANT LIABILITY

	June 30, 2024
Share Price	US $	0.622
Exercise Price	US $	Nil- 0.35
Expected life		2.21- 4.71 years
Risk-free interest rate		4.37%
Dividend yield		0.00%
Expected volatility		80%
Early exercise threshold	US $	2.05

SCHEDULE OF CHANGES IN THE WARRANT LIABILITY

The following table presents the changes in the warrant liability during the period:

Balance as of December 31, 2023	$958,146
Issuance of March 2024 warrants	35,921,315
Changes in fair value of warrants	(4,470,382)
Balance as of June 30, 2024	$32,409,079